COMMITMENTS AND CONTINGENCIES - Schedule of Concentration of Risk (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Supplier Concentration Risk | Inventories | Vendor A
Concentration Risk [Line Items]
Concentration risk, percentage	27.00%	24.00%